Note 6 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 262,000
Deferred Tax Liabilities, Gross		1,752,000	$ 2,637,000
Deferred Tax Assets, Net of Valuation Allowance		1,760,000	2,645,000
Deferred Tax Assets, Valuation Allowance		1,313,000	1,453,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0	0
Income Taxes Paid, Net		144,000	$ 54,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards		8,518,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 8,422,000
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%